Fair Value Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Financial Instruments [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
	December 31, 2011
	Fair Value Measurements at Reporting Date U.S. dollars In thousands
	Level 1	Level 2	Level 3	Total
Assets:
Available for sale securities	$18,381	$1,322		$19,703

Liabilities:
Convertible subordinated notes, Series B (including accrued interest)	$4,712			$4,712

	June 30, 2012
	Fair Value Measurements at Reporting Date U.S. dollars In thousands
	Level 1	Level 2	Level 3	Total
Assets:
Available for sale securities	$9,276	$1,450		$10,726

Liabilities:
Convertible subordinated notes, Series B (including accrued interest)	$3,962			$3,962